SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 96.2%
	Alabama — 2.1%
	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series A, 5.25% due 1/1/2054 (put 10/1/2030)	$ 3,000,000	$ 3,167,628
[a]	Series F, 5.50% due 11/1/2053 (put 12/1/2028)	4,825,000	5,090,944
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series A-1, 4.00% due 12/1/2049 (put 12/1/2025)	4,500,000	4,452,764
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series D1, 4.00% due 6/1/2024 - 6/1/2026	1,120,000	1,111,269
[a]	Black Belt Energy Gas District (Guaranty: Royal Bank Of Canada), Series B, 5.25% due 12/1/2053 (put 12/1/2030)	5,000,000	5,322,530
	Chatom (Powersouth Energy Cooperative Projects; Insured: AGM) IDB, 5.00% due 8/1/2026	485,000	507,082
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.25% due 8/1/2037 (put 8/1/2023)	3,000,000	2,986,282
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series C, 3.78% due 6/1/2034	2,000,000	2,000,000
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), 5.50% due 11/1/2053 (put 1/1/2031)	17,830,000	19,101,422
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	6,025,000	5,814,583
	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group),
[a]	Series A, 5.50% due 1/1/2053 (put 12/1/2029)	3,500,000	3,719,779
[a]	Series B, 4.00% due 12/1/2051 (put 12/1/2031)	6,780,000	6,599,598
	Troy University (Insured: BAM), Series A, 5.00% due 11/1/2028	1,000,000	1,030,096
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2027	2,305,000	2,431,113
	Water Works Board of the City of Birmingham, 5.00% due 1/1/2029	2,230,000	2,440,869
	Arizona — 1.4%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 4.26% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	4,000,000	3,941,660
	Arizona (Scottsdale Lincoln Hospitals) HFA, Series A, 5.00% due 12/1/2024	1,760,000	1,788,394
	Arizona Board of Regents (Arizona State University) COP, Series A, 5.00% due 9/1/2023	5,580,000	5,592,672
	Arizona Board of Regents (University of Arizona), 5.00% due 8/1/2023 - 8/1/2024	1,350,000	1,361,641
	Arizona Board of Regents (University of Arizona) COP, Series B, 5.00% due 6/1/2028	780,000	847,621
	City of Phoenix Civic Improvement Corp., Series A, 5.00% due 7/1/2023 - 7/1/2025	5,330,000	5,462,349
	County of Pinal (Detention and Training Facilities), Series A, 5.00% due 8/1/2023 - 8/1/2025	3,300,000	3,367,844
	County of Pinal (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings), 5.00% due 8/1/2025	3,000,000	3,054,708
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	6,000,000	6,661,446
	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico),
[a]	Series A, 3.00% due 1/1/2038 (put 6/1/2024)	1,555,000	1,535,874
[a]	Series B, 0.875% due 6/1/2043 (put 10/1/2026)	1,700,000	1,537,325
	Northern Arizona University (Insured: BAM), Series B, 5.00% due 6/1/2030	525,000	588,119
	Northern Arizona University COP, 5.00% due 9/1/2023	3,325,000	3,328,269
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), Series A, 5.00% due 1/1/2029	1,405,000	1,539,440
	State of Arizona COP ETM, Series A, 5.00% due 10/1/2025	3,375,000	3,515,123
	California — 2.8%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2023	3,200,000	3,224,419
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 4.42% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	1,500,000	1,462,367
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2028 - 6/1/2030	2,950,000	3,225,601
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank A.G.) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	7,955,000	8,330,587
[a]	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 4.00% due 10/1/2052 (put 12/1/2027)	1,000,000	994,813
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	3,000,000	2,985,327
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM), 5.00% due 5/15/2028	2,905,000	3,099,838
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM) (Green Bond), 5.00% due 5/15/2029 - 5/15/2031	1,195,000	1,304,707
	California Statewide Communities Development Authority (CHF-Irvine LLC; Insured: BAM), 5.00% due 5/15/2030	2,000,000	2,228,240
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-M-R, 5.00% due 4/1/2038 (put 11/1/2029)	5,250,000	5,917,706
	California Statewide Communities Development Authority (Southern California Edison Co.) (Green Bond), Series A, 1.75% due 9/1/2029	2,000,000	1,800,158
	Castaic Lake Water Agency (Water System Improvement; Insured: AMBAC) COP, Zero Coupon due 8/1/2023	10,125,000	10,103,069
	City of Modesto Wastewater Revenue, Series B, 5.00% due 11/1/2029	500,000	570,834
	Lammersville USD (Insured: BAM), 5.00% due 9/1/2029 - 9/1/2030	2,215,000	2,493,570
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO, Series D, 5.00% due 7/1/2024	10,640,000	10,847,735
	Los Angeles County Redevelopment Refunding Authority Successor Agency (Bunker Hill Project), Series C, 5.00% due 12/1/2023 - 12/1/2024	16,800,000	17,039,321
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	1,500,000	1,529,246
	Needles (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2023	1,005,000	1,002,171
	North City West School Facilities Financing Authority (Carmel Valley Educational Facilities; Insured: AGM), Series A, 5.00% due 9/1/2023	4,545,000	4,550,668
	Santa Fe Springs CDC Successor Agency (Consolidated Redevelopment Project; Insured: Natl-Re), Series A, Zero Coupon due 9/1/2024	7,000,000	6,728,498
	Colorado — 1.4%
	City & County of Denver (Buell Theatre Property) COP, Series A, 5.00% due 12/1/2023	1,720,000	1,731,300
	City & County of Denver School District No. 1 (Eastbridge Elementary and Conservatory Green K-8 Schools) COP, Series C, 5.00% due 12/15/2023	1,180,000	1,188,635
	Colorado (Adventhealth Obligation Group) HFA,
[a,b]	Series A-2, 5.00% due 11/15/2057 (put 11/15/2033)	9,930,000	11,642,627

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series C,
[a]	5.00% due 11/15/2036 (pre-refunded 11/15/2023)	$ 265,000	$ 266,639
[a]	5.00% due 11/15/2036 (put 11/15/2023)	735,000	739,355
[a]	Colorado (Adventist Health System/Sunbelt Obligated Group) HFA, Series C, 5.00% due 11/15/2036 (put 11/15/2026)	1,410,000	1,498,892
	Colorado (CommonSpirit Health Obligated Group) HFA, 5.00% due 11/1/2029 - 11/1/2032	4,550,000	4,972,860
[a]	Colorado (Intermountain Healthcare Obligated Group) HFA, Series B, 5.00% due 5/15/2062 (put 8/17/2026)	1,515,000	1,598,916
	County of El Paso (Judicial Complex; Insured: AGM) COP, 5.00% due 12/1/2024 - 12/1/2028	2,200,000	2,342,504
	County of El Paso (Pikes Peak Regional Development Center) COP, 5.00% due 12/1/2023	1,330,000	1,338,766
	Crystal Valley Metropolitan District No. 2 (Insured: AGM) GO, Series A, 5.00% due 12/1/2028 - 12/1/2030	760,000	851,264
[a]	E-470 Public Highway Authority, Series B, 3.74% (SOFR + 0.35%) due 9/1/2039 (put 9/1/2024)	2,000,000	1,988,514
	El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2023 - 12/15/2024	1,600,000	1,623,006
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2024 - 12/1/2026	2,375,000	2,468,200
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2024 - 7/15/2032	3,545,000	3,859,314
	Sierra Ridge Metropolitan District No. 2 (Insured: AGM) GO, 4.00% due 12/1/2025 - 12/1/2032	950,000	998,685
	State of Colorado COP, Series A, 5.00% due 9/1/2024 - 9/1/2028	4,610,000	4,860,010
[a]	University of Colorado Hospital Authority (University of Colorado Health Obligated Group), Series C, 5.00% due 11/15/2047 (put 11/15/2024)	1,360,000	1,380,231
	Connecticut — 2.6%
	City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2024 - 7/1/2025	1,820,000	1,869,748
	City of New Haven (Insured: AGM) GO, Series B, 5.00% due 2/1/2028 - 2/1/2030	1,470,000	1,594,458
	State of Connecticut (Educational Facilities) GO,
	Series B, 5.00% due 6/15/2024 - 6/15/2025	30,400,000	31,123,494
	Series E, 5.00% due 9/1/2023	5,550,000	5,565,335
	State of Connecticut (Various Capital Projects) GO,
	Series B, 5.00% due 5/15/2027	16,615,000	17,556,173
	Series E, 5.00% due 8/15/2024	1,845,000	1,848,524
	State of Connecticut GO,
	Series B, 5.00% due 2/15/2024	7,000,000	7,075,866
	Series C, 5.00% due 6/15/2026 - 6/15/2028	10,705,000	11,552,609
	Series E, 5.00% due 9/15/2028	2,560,000	2,835,000
	State of Connecticut Special Tax Revenue, Series D, 5.00% due 11/1/2032	500,000	582,562
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes), Series A, 5.00% due 8/1/2026	1,200,000	1,247,116
	University of Connecticut, Series A, 5.00% due 5/1/2032	1,000,000	1,171,582
	Delaware — 0.1%
	Delaware State (Beebe Medical Center, Inc.) HFA, 5.00% due 6/1/2031	1,200,000	1,269,680
	Delaware Transportation Authority, 5.00% due 9/1/2029	2,665,000	2,999,418
	District of Columbia — 0.2%
[a]	District of Columbia Housing Finance Agency (Benning Corridor Titleholder LLC), 4.00% due 9/1/2040 (put 9/1/2025)	1,000,000	1,005,669
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2023 - 7/1/2028	4,750,000	4,919,575
	Florida — 5.7%
	Alachua County School Board (Educational Facilities) COP, 5.00% due 7/1/2023	2,250,000	2,250,000
	Broward County School Board (Educational Facilities) COP,
	Series A, 5.00% due 7/1/2023 - 7/1/2027	14,300,000	14,626,966
	Series B, 5.00% due 7/1/2023 - 7/1/2025	9,000,000	9,206,852
	Series C, 5.00% due 7/1/2026	7,970,000	8,420,026
	Central Florida Expressway Authority, 5.00% due 7/1/2026	575,000	608,500
	City of Cape Coral (Water and Sewer System Improvements), 5.00% due 10/1/2025	1,760,000	1,832,746
	City of Jacksonville,
	Series B, 5.00% due 10/1/2029	1,350,000	1,437,113
	Series C, 5.00% due 10/1/2023	1,105,000	1,109,244
	City of Miami (Stormwater Management Utility System), 5.00% due 9/1/2026 - 9/1/2028	2,675,000	2,885,657
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2025 - 11/1/2027	2,775,000	2,907,277
	County of Manatee (Public Utilities Improvements), 5.00% due 10/1/2024 - 10/1/2025	970,000	995,851
	County of Miami-Dade (Miami International Airport), Series B, 5.00% due 10/1/2025	2,500,000	2,550,438
	County of Miami-Dade (Transit System), 5.00% due 7/1/2023 - 7/1/2025	10,265,000	10,499,198
	County of Miami-Dade Aviation Revenue, Series A, 5.00% due 10/1/2032	500,000	564,115
	County of Miami-Dade Water & Sewer System Revenue, Series A, 5.00% due 10/1/2031	1,200,000	1,254,152
	County of Polk (Water and Wastewater Utility Systems), 5.00% due 10/1/2023	1,420,000	1,421,713
	Duval County Public Schools (Insured: AGM) COP, Series A, 5.00% due 7/1/2031 - 7/1/2033	4,450,000	4,995,941
[a]	Florida Housing Finance Corp. (Hampton Point Preservation Ltd.), Series E, 5.00% due 5/1/2026 (put 5/1/2025)	1,625,000	1,652,875
[b]	Florida Insurance Assistance Interlocal Agency, Inc., Series A-1, 5.00% due 9/1/2027 - 9/1/2028	11,000,000	11,562,807
	Florida State Board of Governors (Florida State University Student Health Fee Revenue), Series A, 5.00% due 7/1/2030	1,010,000	1,152,146
	Hillsborough County School Board (Master Lease Program) COP,
	5.00% due 7/1/2027 - 7/1/2028	5,200,000	5,606,107
	Series B, 5.00% due 7/1/2028	4,835,000	5,172,444

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	JEA Electric System,
	Series A, 5.00% due 10/1/2024 (pre-refunded 10/1/2023)	$ 1,200,000	$ 1,204,494
	Series III B, 5.00% due 10/1/2032	2,110,000	2,275,692
	JEA Electric System ETM, Series A, 5.00% due 10/1/2023	1,395,000	1,398,658
	Lee County School Board (School Facilities Improvements) COP, 5.00% due 8/1/2023 - 8/1/2024	3,000,000	3,038,461
	Manatee County School District (School Facilities Improvements; Insured: AGM), 5.00% due 10/1/2025 - 10/1/2027	2,900,000	3,061,340
	Marion County School Board (Insured: BAM) COP, Series B, 5.00% due 6/1/2024	3,065,000	3,109,406
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2024 - 7/1/2025	5,350,000	5,425,359
	Miami-Dade County School Board (Educational Facilities Improvements) COP,
	Series A,
	5.00% due 5/1/2024	8,000,000	8,091,296
[a]	5.00% due 5/1/2031 (pre-refunded 5/1/2024)	2,550,000	2,583,925
	Series C, 5.00% due 5/1/2025	15,000,000	15,393,810
	Orange County (AdventHealth Obligated Group) HFA,
	Series C,
[a]	5.00% due 11/15/2052 (pre-refunded 11/15/2026)	210,000	222,852
[a]	5.00% due 11/15/2052 (put 11/15/2026)	3,575,000	3,760,621
	Orange County School Board (Educational Facilities) COP, Series D, 5.00% due 8/1/2025	1,190,000	1,231,674
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2028 - 11/1/2031	675,000	701,746
	Palm Beach County School Board (Educational Facilities) COP, Series B, 5.00% due 8/1/2023 - 8/1/2024	9,095,000	9,185,853
	Palm Beach County School District COP,
	Series C, 5.00% due 8/1/2023 - 8/1/2026	5,050,000	5,186,609
	Series D, 5.00% due 8/1/2031	2,000,000	2,083,862
	Pasco County School Board COP, Series A, 5.00% due 8/1/2032	750,000	881,348
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems), Series 1, 5.00% due 10/1/2023	750,000	753,344
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems) GO, Series A, 5.00% due 6/1/2024 - 6/1/2025	2,850,000	2,934,000
	School Board of Miami-Dade County COP, Series C, 5.00% due 2/1/2033	5,220,000	5,425,898
	State of Florida GO,
	Series A, 4.00% due 7/1/2031	2,500,000	2,582,183
	Series C, 4.00% due 6/1/2031	1,540,000	1,589,400
	Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2024 (pre-refunded 9/1/2023)	1,725,000	1,729,180
	Sunshine State Governmental Financing Commission (Miami-Dade County Program) ETM, Series B-1, 5.00% due 9/1/2023	2,100,000	2,105,109
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	400,000	425,904
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2023 - 10/15/2025	1,750,000	1,779,682
	Volusia County School Board (University High School, River Springs Middle School) COP, Series B, 5.00% due 8/1/2024	1,000,000	1,019,242
	Wildwood Utility Dependent District (Insured: BAM), 5.00% due 10/1/2032	200,000	227,828
	Georgia — 5.5%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	3,000,000	3,036,969
	City of Atlanta (Airport Passenger Facility),
	Series A, 5.00% due 1/1/2024 - 1/1/2025	3,850,000	3,883,463
	Series B, 5.00% due 1/1/2025	1,645,000	1,659,119
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2023 - 12/1/2024	2,000,000	2,017,487
	City of Atlanta (Water & Wastewater System), 5.00% due 11/1/2023 - 11/1/2025	3,130,000	3,191,383
	Development Authority of Burke County (Georgia Power Co.),
	Series 1995, 2.20% due 10/1/2032	1,225,000	1,035,767
[a]	Series REMK, 3.80% due 10/1/2032 (put 5/21/2026)	2,100,000	2,100,235
[a]	Development Authority of Monroe County (Georgia Power Co.), Series 1, 3.875% due 6/1/2042 (put 3/6/2026)	2,000,000	2,002,456
	Georgia State Road & Tollway Authority (GARVEE), 5.00% due 6/1/2032	1,000,000	1,139,109
	Gwinnett County School District GO, 4.00% due 2/1/2032	2,000,000	2,026,750
	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets),
[a]	Series A, 5.00% due 6/1/2053 (put 6/1/2030)	27,500,000	28,527,207
	Series C,
	4.00% due 12/1/2023	750,000	747,781
[a]	4.00% due 5/1/2052 (put 12/1/2028)	35,700,000	35,132,656
[a]	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.), Series B, 5.00% due 12/1/2052 (put 6/1/2029)	16,700,000	17,231,745
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2024 - 5/15/2028	7,015,000	7,137,795
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	42,805,000	42,642,812
[a]	Series B, 5.00% due 7/1/2053 (put 3/1/2030)	7,750,000	8,094,247
[a]	Series C, 5.00% due 9/1/2053 (put 9/1/2030)	7,250,000	7,603,517
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2024 - 1/1/2030	2,995,000	3,177,782
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2030 - 10/1/2032	350,000	388,698
	Savannah (International Paper Co.) EDA, Series B, 1.90% due 8/1/2024	2,000,000	1,948,560
	State of Georgia GO, Series A, 4.00% due 2/1/2033	500,000	506,223
	Guam — 0.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2024	$ 4,500,000	$ 4,541,634
	Guam Government Waterworks Authority (Water & Wastewater System Improvements), 5.25% due 7/1/2023	645,000	645,000
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2023 - 10/1/2026	4,330,000	4,392,080
	Idaho — 0.1%
	Idaho (Trinity Health Credit Group) HFA, Series D, 5.00% due 12/1/2023 - 12/1/2024	3,000,000	3,035,237
	Illinois — 9.7%
	Chicago Midway International Airport, Series B, 5.00% due 1/1/2024	17,060,000	17,085,327
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2027	1,750,000	1,832,964
	Chicago Park District (Capital Improvement Plan) GO,
	Series A, 5.00% due 1/1/2025	610,000	622,873
	Series B, 5.00% due 1/1/2024	1,340,000	1,348,981
	Series D, 5.00% due 1/1/2024	1,760,000	1,771,796
	Chicago Park District GO, Series A, 5.00% due 1/1/2024 - 1/1/2032	1,705,000	1,770,513
	Chicago Park District GO ETM,
	Series A, 5.00% due 1/1/2024	1,150,000	1,160,390
	Series D, 5.00% due 1/1/2024	1,060,000	1,069,575
	City of Chicago (Water System),
	5.00% due 11/1/2024 - 11/1/2027	8,250,000	8,560,125
	Series 2017-2, 5.00% due 11/1/2023 - 11/1/2024	1,650,000	1,668,535
	Series A-1, 5.00% due 11/1/2024	4,000,000	4,064,500
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2028	2,000,000	2,136,570
[a]	City of Chicago Heights (Olympic Village LLC), 2.875% due 8/1/2027 (put 8/1/2025)	14,799,000	14,689,502
	City of Chicago Wastewater Transmission Revenue,
	Series B, 5.00% due 1/1/2033	2,710,000	2,839,673
	Series C, 5.00% due 1/1/2024 - 1/1/2026	8,180,000	8,283,984
	City of Chicago Wastewater Transmission Revenue, ETM, Series C, 5.00% due 1/1/2024 - 1/1/2025	3,070,000	3,099,245
	City of Joliet (Rock Run Crossing Project; Insured: BAM) GO, 5.00% due 12/15/2031 - 12/15/2032	2,030,000	2,350,837
	Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia (Insured: AGM) GO, 5.00% due 12/1/2032	975,000	1,093,513
	Cook County (Capital Improvement Plan) GO, Series A, 5.00% due 11/15/2024	1,500,000	1,531,046
	Cook County Community College District No. 508 (City Colleges of Chicago) GO,
	5.00% due 12/1/2023 - 12/1/2024	4,425,000	4,433,738
	5.25% due 12/1/2025 - 12/1/2026	3,365,000	3,375,377
	Cook County Community High School District No. 233 Homewood-Flossmoor GO, 4.00% due 12/1/2025	1,000,000	1,017,312
	Cook County Sales Tax Revenue, 5.00% due 11/15/2028	2,250,000	2,405,327
	Cook County School District No.170 (Insured: AGM) GO, Series D, 5.00% due 12/1/2024	1,190,000	1,212,849
	County of Cook Sales Tax Revenue, Series A, 5.00% due 11/15/2030	1,650,000	1,838,450
	DuPage Cook & Will Counties Community College District No. 502 GO, 5.00% due 6/1/2024	5,000,000	5,074,545
	DuPage County Forest Preserve District GO, 5.00% due 11/1/2023 - 11/1/2030	8,340,000	8,697,431
[a]	Illinois (Collateralized: GNMA, FNMA, FHLMC) HDA, Series G, 3.50% due 10/1/2054 (put 6/4/2024)	2,200,000	2,200,042
[a]	Illinois (Anchor Senior Living 2021 LP) HDA, Series A, 4.00% due 11/1/2042 (put 5/1/2025)	2,000,000	2,011,502
[a]	Illinois (South Shore IL Preservation LP) HDA, 4.00% due 6/1/2026 (put 6/1/2025)	1,750,000	1,773,205
	Illinois Finance Authority (Advocate Health Care), 5.00% due 8/1/2023 - 8/1/2024	1,365,000	1,377,453
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2033	1,500,000	1,591,320
	Illinois Finance Authority (Carle Foundation Obligated Group),
	Series A, 5.00% due 2/15/2027	3,000,000	3,120,879
[a]	Series B, 5.00% due 8/15/2053 (put 8/15/2031)	15,130,000	17,064,688
	Illinois Finance Authority (NorthShore University HealthSystem Obligated Group), Series A, 5.00% due 8/15/2027 - 8/15/2028	3,500,000	3,817,669
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2032	800,000	904,219
	Illinois Finance Authority (Rush Obligated Group), Series B, 5.00% due 11/15/2033	805,000	826,002
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2024 - 11/15/2029	5,445,000	5,576,907
[c]	Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Series A, 5.00% due 8/15/2029	2,500,000	2,574,882
	Illinois State Toll Highway Authority,
	Series A, 5.00% due 12/1/2032	3,000,000	3,149,109
	Series C, 5.00% due 1/1/2025	2,000,000	2,051,624
	Series D, 5.00% due 1/1/2024	6,500,000	6,553,443
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	7,150,000	7,204,218
	Knox & Warren Counties Community Unit School District No. 205 Galesburg GO, Series B, 5.00% due 12/1/2030	1,875,000	2,021,438
	McHenry County Conservation District GO, 5.00% due 2/1/2025	2,000,000	2,050,642
	Metropolitan Water Reclamation District of Greater Chicago (Green Bond) GO, Series E, 5.00% due 12/1/2025	1,000,000	1,044,308
	Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00% due 12/1/2031	1,500,000	1,596,906
	Monroe & St. Clair Counties Community Unit School District No. 5 (Insured: BAM) GO, 5.00% due 4/15/2024 - 4/15/2026	1,650,000	1,705,453
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	3,000,000	3,179,913
	Rock Island Henry Mercer Etc Counties Community College District No. 503 (Black Hawk College; Insured: AGM) GO, 5.00% due 12/1/2023 - 12/1/2024	7,570,000	7,680,328
	Rock Island Henry Mercer Etc Counties Community College District No. 503 (Black Hawk College; Insured: BAM) GO, 5.00% due 12/1/2033	1,000,000	1,155,295

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2028 - 1/1/2029	$ 6,445,000	$ 6,915,045
	Sangamon County School District No. 186 Springfield (Insured: AGM) GO,
	4.00% due 2/1/2032	1,250,000	1,323,943
	Series B, 5.00% due 2/1/2030	1,570,000	1,739,560
	Southern Illinois University (Insured: BAM), Series A, 5.00% due 4/1/2027 - 4/1/2032	3,410,000	3,733,142
	State of Illinois (State Facilities Improvements) GO, Series D, 5.00% due 11/1/2024	3,650,000	3,715,342
	State of Illinois GO,
	5.50% due 5/1/2024 - 5/1/2030	2,435,000	2,564,060
	Series A, 5.00% due 10/1/2024 - 3/1/2032	9,525,000	10,500,996
	Series B, 5.00% due 3/1/2029 - 12/1/2032	2,500,000	2,784,202
	Series D, 5.00% due 11/1/2023 - 11/1/2028	38,960,000	41,370,637
	State of Illinois Sales Tax Revenue,
	Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	20,999,975
	Series C, 5.00% due 6/15/2024 - 6/15/2028	1,500,000	1,538,980
	State of Illinois Sales Tax Revenue (Insured: BAM-Natl-Re), 6.00% due 6/15/2026	235,000	251,854
	University of Illinois (University of Illinois Auxiliary Facilities System), Series A, 4.00% due 4/1/2032	11,465,000	11,623,813
	Village of Tinley Park GO, 5.00% due 12/1/2024	870,000	875,455
	Will & Kendall Counties Plainfield Community Consolidated School District 202 (Capital Improvements; Insured: BAM) GO, Series A, 5.00% due 1/1/2024 - 1/1/2025	13,075,000	13,341,419
	Indiana — 1.2%
	Avon Community School Building Corp. (Educational Facilities; Insured: State Intercept), 5.00% due 7/15/2023 - 7/15/2027	3,530,000	3,681,409
	City of Rockport (AEP Generating Co.; Guaranty: American Electric Power Co.), Series A, 3.125% due 7/1/2025	3,000,000	2,938,086
	Clark-Pleasant Community School Building Corp. (Insured: State Intercept), 5.00% due 7/15/2033	955,000	1,101,430
	Columbus Multi School Building Corp. (Bartholomew Consolidated School Corp.; Insured: State Intercept), 4.00% due 1/15/2024	570,000	571,795
	Hamilton Southeastern Consolidated School Building Corp. (Educational Facilities; Insured: State Intercept), Series D, 5.00% due 7/15/2023 - 1/15/2024	1,095,000	1,099,312
	Indiana Finance Authority (CWA Authority, Inc. Wastewater System Project), Series A, 5.00% due 10/1/2023 - 10/1/2024	1,500,000	1,514,073
	Indiana Finance Authority (CWA Authority, Inc.), Series 1, 5.00% due 10/1/2032	1,275,000	1,474,355
	Indiana Finance Authority (Department of Transportation), Series C, 5.00% due 6/1/2029	8,040,000	8,979,056
[a,b]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series B-3, 5.00% due 10/1/2055 (put 7/1/2032)	12,800,000	14,581,939
[a]	Indiana Finance Authority (Republic Services, Inc.), Series B, 3.80% due 5/1/2028 (put 9/1/2023)	2,000,000	2,000,000
	Indiana Municipal Power Agency (Power Supply System), Series A, 5.00% due 1/1/2028	1,095,000	1,183,568
	Mount Vernon of Hancock County Multi-School Building Corp. (Insured: State Intercept), 5.00% due 1/15/2031	500,000	563,766
	Noblesville Redevelopment Authority, 5.00% due 1/15/2028	300,000	324,287
	Iowa — 1.6%
	Iowa Finance Authority (Genesis Health System) ETM, 5.00% due 7/1/2023	2,000,000	2,000,000
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	49,000,000	49,836,871
	Kansas — 0.8%
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	8,220,000	9,236,757
	Kansas DFA, Series SRF, 5.00% due 5/1/2026	765,000	810,124
	Kansas Independent College Finance Authority (Ottawa University), Series B, 7.30% due 5/1/2024	3,000,000	3,061,056
	Seward County No. 480 USD GO,
	Series B,
	5.00% due 9/1/2024 - 9/1/2026	4,020,000	4,165,644
	5.00% due 9/1/2027 (pre-refunded 9/1/2025)	2,100,000	2,185,287
	Unified Government of Wyandotte County/Kansas City (Utility Systems Improvement), Series A, 5.00% due 9/1/2023 - 9/1/2024	1,600,000	1,616,293
	Wyandotte County No. 500 (General Improvement) USD GO, Series A, 5.00% due 9/1/2025 - 9/1/2026	5,675,000	5,969,209
	Kentucky — 3.6%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	5,000,000	4,940,730
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2023	4,195,000	4,159,175
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
[a]	Series A, 4.00% due 4/1/2048 (put 4/1/2024)	60,915,000	60,848,968
[a]	Series A-1, 4.00% due 8/1/2052 (put 8/1/2030)	10,910,000	10,715,267
[a]	Series C, 4.00% due 2/1/2050 (put 2/1/2028)	14,730,000	14,520,186
	Kentucky State Property & Building Commission, Series A, 5.00% due 6/1/2030 - 6/1/2032	3,000,000	3,394,435
	Kentucky State Property & Building Commission (Insured: AGM), Series A, 5.00% due 11/1/2029	750,000	839,106
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group),
	Series A, 5.00% due 10/1/2027 - 10/1/2032	6,820,000	6,969,708
[a]	Series D, 5.00% due 10/1/2047 (put 10/1/2029)	4,075,000	4,330,800
	Turnpike Authority of Kentucky (Revitalization Projects), Series B, 5.00% due 7/1/2026	3,180,000	3,334,551
	Louisiana — 1.5%
	City of Shreveport (Insured: AGM) GO, Series A, 5.00% due 3/1/2024 - 3/1/2032	5,800,000	6,230,591
	City of Shreveport (Water and Sewer System; Insured: BAM),
	Series A, 5.00% due 12/1/2023 - 12/1/2024	8,735,000	8,831,680

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series C, 5.00% due 12/1/2024 - 12/1/2026	$ 2,420,000	$ 2,486,998
	East Baton Rouge Sewerage Commission (Wastewater System Improvements), Series B, 5.00% due 2/1/2024 - 2/1/2025	1,700,000	1,728,011
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System; Insured: BAM), 5.00% due 10/1/2026 - 10/1/2027	6,940,000	7,372,326
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A, 1.65% due 9/1/2027 (put 12/1/2023)	6,150,000	6,094,453
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group),
	Series A, 5.00% due 5/15/2031	875,000	951,603
[a]	Series B, 5.00% due 5/15/2050 (put 5/15/2025)	2,800,000	2,862,415
	Plaquemines Port Harbor & Terminal District (International Marine Terminals Partnership; LOC Wells Fargo Bank NA),
[a]	Series A, 4.00% due 3/15/2025 (put 3/15/2024)	2,500,000	2,495,692
[a]	Series B, 4.00% due 3/15/2025 (put 3/15/2024)	5,000,000	5,028,550
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 4.042% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	2,950,000	2,805,117
	Maine — 0.0%
	Maine Governmental Facilities Authority (Augusta & Machias Courthouses), Series A, 5.00% due 10/1/2023	1,445,000	1,450,279
	Maryland — 0.6%
	County of Prince George’s GO, Series A, 5.00% due 9/15/2026	6,110,000	6,520,745
	Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group), Series B, 5.00% due 4/15/2024	500,000	504,762
	State of Maryland GO,
	Series A, 4.00% due 8/1/2030	2,500,000	2,614,722
	Series B, 5.00% due 8/1/2024	9,455,000	9,645,424
	Massachusetts — 1.0%
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2027	2,350,000	2,460,650
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,300,000	9,282,529
[a,c]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 4.61% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	3,750,000	3,741,116
	Massachusetts (Mount Auburn Hospital Health Records System) DFA, Series H-1, 5.00% due 7/1/2023 - 7/1/2025	14,265,000	14,470,590
	Massachusetts (Simmons University) DFA, Series J, 5.25% due 10/1/2023	595,000	596,143
	Michigan — 1.9%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2023 - 11/15/2025	1,445,000	1,470,902
	Michigan Finance Authority (Beaumont Health Credit Group), 5.00% due 8/1/2025 (pre-refunded 8/1/2024)	8,000,000	8,152,216
	Michigan Finance Authority (Beaumont Health Credit Group) ETM, 5.00% due 8/1/2023 - 8/1/2024	10,800,000	10,936,574
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2028 - 4/15/2032	7,000,000	7,853,289
[a]	Michigan Finance Authority (Bronson Health Care Group Obligated Group), Series B, 5.00% due 11/15/2044 (put 11/16/2026)	7,000,000	7,168,630
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,500,000	1,564,556
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), Series A, 5.00% due 5/15/2032	1,000,000	1,030,483
	Michigan Finance Authority (Trinity Health Credit Group),
	5.00% due 12/1/2023 - 12/1/2024	3,500,000	3,536,000
	Series A, 5.00% due 12/1/2025 - 12/1/2028	5,000,000	5,269,176
	Michigan State Building Authority, Series I, 5.00% due 10/15/2032	1,250,000	1,338,608
	Michigan State Building Authority (Higher Education Facilities Program), Series I-A, 5.00% due 10/15/2023	7,715,000	7,753,197
	Royal Oak Hospital Finance Authority (William Beaumont Hospital), Series D, 5.00% due 9/1/2024 (pre-refunded 3/1/2024)	2,000,000	2,022,782
	Royal Oak Hospital Finance Authority (William Beaumont Hospital) ETM, Series D, 5.00% due 9/1/2023	1,240,000	1,242,403
	Wayne County Airport Authority (Insured: BAM), Series A, 5.00% due 12/1/2032	800,000	919,022
	Minnesota — 0.2%
	Dakota County Community Development Agency (Eagan AH I LLLP), 4.125% due 6/1/2024	2,515,000	2,515,772
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC),
	Series F,
	1.90% due 1/1/2029	160,000	147,725
	1.95% due 7/1/2029	375,000	345,161
	Minnesota Municipal Gas Agency (Guaranty: Royal Bank of Canada), Series A, 4.00% due 6/1/2025	700,000	696,142
	St. Paul Housing and Redevelopment Authority (HealthPartners), Series A, 5.00% due 7/1/2023 - 7/1/2025	1,850,000	1,861,680
	Mississippi — 0.2%
	Biloxi Public School District (Insured: BAM), 5.00% due 4/1/2025	1,350,000	1,388,555
[a]	County of Warren, Series A, 1.375% due 5/1/2034 (put 6/16/2025)	1,625,000	1,515,475
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2024 - 10/1/2028	2,400,000	2,532,569
	Missouri — 0.4%
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 5/1/2052 (put 5/1/2028)	9,265,000	10,086,379
	Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group), Series A, 5.00% due 6/1/2030 - 6/1/2032	3,875,000	4,332,956
	Montana — 0.1%
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,004,195
	Montana Facility Finance Authority (Billings Clinic Obligated Group), Series A, 5.00% due 8/15/2031	1,000,000	1,136,772
	Nebraska — 0.5%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs & Co.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	6,575,000	6,830,814

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	5.00% due 3/1/2050 (put 1/1/2024)	$ 1,000,000	$ 1,003,458
	Series A, 5.00% due 9/1/2031	1,215,000	1,281,283
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2023 - 11/1/2025	5,310,000	5,404,907
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	3,000,000	3,149,739
	Nevada — 2.4%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2023 - 9/1/2027	1,705,000	1,744,159
	Clark County School District (Insured: AGM) GO, Series B, 5.00% due 6/15/2031	1,650,000	1,842,628
	Clark County School District (Insured: BAM) GO, Series B, 5.00% due 6/15/2029 - 6/15/2031	4,400,000	4,936,042
	Clark County School District GO, Series C, 4.00% due 6/15/2030	2,015,000	2,051,782
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	1,023,307
	County of Clark GO, 4.00% due 11/1/2033	1,000,000	1,016,647
	County of Washoe GO, 5.00% due 7/1/2024	1,470,000	1,495,781
	Las Vegas Convention and Visitors Authority, Series C, 5.00% due 7/1/2023	800,000	800,000
	Las Vegas Valley Water District GO,
	Series A, 5.00% due 6/1/2024 - 6/1/2030	40,360,000	41,572,121
	Series B, 5.00% due 12/1/2025	20,000,000	20,733,140
	New Jersey — 4.9%
	City of Jersey (Municipal Utilities Authority Water Fund), Series B, 4.00% due 5/3/2024	5,375,000	5,394,275
	City of Jersey City (Qualified General Improvement; Insured: BAM) (State Aid Withholding) GO, Series A, 5.00% due 8/1/2023	2,455,000	2,457,654
	City of Newark GO, Series D, 4.00% due 9/29/2023	7,500,000	7,503,577
[b]	Essex County Improvement Authority, 5.00% due 7/3/2024	3,500,000	3,546,921
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	5,000,000	5,138,500
	New Jersey (Middlesex Water Co.) EDA, Series A, 5.00% due 10/1/2023	1,500,000	1,505,759
	New Jersey (New Jersey Transit Corp.) (State Aid Withholding) EDA, Series B, 5.00% due 11/1/2024	8,000,000	8,160,600
	New Jersey (New Jersey Transit Corp.) EDA,
	Series A, 5.00% due 11/1/2029 - 11/1/2032	3,630,000	4,109,190
	Series B, 5.00% due 11/1/2023	2,500,000	2,512,067
	New Jersey (School Facilities Construction) EDA,
	5.00% due 6/15/2028 - 6/15/2029	5,090,000	5,536,091
	Series FFF, 5.00% due 6/15/2028	840,000	908,799
	Series UU, 5.00% due 6/15/2028 (pre-refunded 6/15/2024)	7,930,000	8,061,971
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033 (pre-refunded 6/15/2027)	1,500,000	1,625,193
	New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2024 (pre-refunded 1/1/2024)	65,000	65,551
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2024	935,000	942,117
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group) HFFA, 5.00% due 7/1/2023	535,000	535,000
	New Jersey Transportation Trust Fund Authority,
	Series 2014-BB-2, 5.00% due 6/15/2030	1,200,000	1,335,752
	Series A, 5.00% due 12/15/2032 - 6/15/2033	4,100,000	4,528,228
	New Jersey Transportation Trust Fund Authority (Transportation System), Series D, 5.00% due 6/15/2032	6,380,000	6,542,735
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	Series A, 5.00% due 6/15/2028	4,240,000	4,446,997
	Series A-1, 5.00% due 6/15/2024 - 6/15/2027	34,285,000	35,779,004
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: AMBAC), Series B, 5.25% due 12/15/2023	3,545,000	3,572,435
	New Jersey Transportation Trust Fund Authority (Transportation System),
	Series A, 5.00% due 12/15/2025 - 6/15/2032	25,965,000	28,098,311
	Series BB-1, 5.00% due 6/15/2031	2,500,000	2,722,755
	State of New Jersey (COVID-19 GO Emergency Bonds) GO, Series A, 5.00% due 6/1/2024 - 6/1/2029	9,215,000	10,090,624
	State of New Jersey GO, 5.00% due 6/1/2027	2,200,000	2,369,101
	New Mexico — 1.4%
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2023	1,360,000	1,360,000
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	3,000,000	2,715,054
[a]	Series B, 3.00% due 6/1/2040 (put 6/1/2024)	5,000,000	4,939,775
[a]	Series C, 1.15% due 6/1/2040 (put 6/1/2024)	6,000,000	5,830,308
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,000,000	2,004,406
	Las Cruces School District No. 2 (State Aid Withholding) GO, 5.00% due 8/1/2027	1,000,000	1,077,763
	Lea County Public School District No. 8 Eunice (State Aid Withholding) GO,
	4.00% due 9/15/2027	1,000,000	1,031,219
	5.00% due 9/15/2026	650,000	688,873
	New Mexico Finance Authority, Series A, 5.00% due 6/1/2024	550,000	558,946
	New Mexico Finance Authority (The Public Project Revolving Fund), Series C, 5.00% due 6/1/2029	1,900,000	1,974,463
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	5.00% due 8/1/2031 (pre-refunded 8/1/2025)	500,000	519,398

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series A, 5.00% due 8/1/2032	$ 1,000,000	$ 1,096,118
[a]	Series B, 5.00% due 8/1/2049 (put 8/1/2025)	3,650,000	3,757,284
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group) ETM, 5.00% due 8/1/2024 - 8/1/2025	1,780,000	1,826,286
[a]	New Mexico Mortgage Finance Authority (JLG Central 217 LLLP), 0.53% due 11/1/2024 (put 5/1/2024)	10,500,000	10,244,031
[a]	New Mexico Municipal Energy Acquisition Authority (Guaranty: Royal Bank of Canada), Series A, 5.00% due 11/1/2039 (put 5/1/2025)	1,000,000	1,011,630
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2032	500,000	565,757
	Santa Fe Public School District GO, 4.00% due 8/1/2024	1,250,000	1,259,934
	State of New Mexico Severance Tax Permanent Fund, Series A, 5.00% due 7/1/2025	1,250,000	1,293,895
	New York — 6.4%
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2023	9,520,000	9,531,234
	Series J, 5.00% due 8/1/2023 - 8/1/2024	33,130,000	33,518,327
	City of New York GO,
	Series B-1, 5.00% due 8/1/2032	2,000,000	2,353,608
	Series C, 5.00% due 8/1/2025 - 8/1/2026	4,250,000	4,445,991
	Series C-1, 5.00% due 8/1/2032	1,000,000	1,141,553
	Series F-1, 5.00% due 8/1/2033	1,000,000	1,189,715
	City of Plattsburgh GO, Series B, 4.75% due 11/17/2023	7,000,000	7,016,870
	City of Yonkers (Insured: AGM) GO, Series A, 5.00% due 2/15/2029	850,000	949,850
	County of Suffolk (Insured: BAM) GO, Series D, 5.00% due 10/15/2025	750,000	782,397
	Manchester-Shortsville Central School District (State Aid Withholding) GO, 4.00% due 8/17/2023	6,000,000	6,000,492
	Metropolitan Transportation Authority,
	Series A-1, 5.00% due 11/15/2025	1,265,000	1,287,981
	Series B,
	4.00% due 11/15/2026	1,660,000	1,670,217
	5.00% due 11/15/2028	1,230,000	1,283,148
	Series C-1,
	5.00% due 11/15/2027	1,070,000	1,097,703
	5.25% due 11/15/2028 - 11/15/2029	16,100,000	16,636,613
	Series D-1, 5.00% due 11/15/2028 - 11/15/2029	4,990,000	5,140,252
	Series F, 5.00% due 11/15/2025	1,055,000	1,080,205
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2027	3,450,000	3,581,573
	Series B, 5.00% due 11/15/2025 - 11/15/2027	6,650,000	6,859,232
	Series C-1, 5.00% due 11/15/2024 - 11/15/2026	6,840,000	7,017,897
[a]	New York City Housing Development Corp., Series F, 3.40% due 11/1/2062 (put 12/22/2026)	2,500,000	2,509,573
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2031 - 11/1/2032	8,980,000	10,337,094
	Series A1, 5.00% due 8/1/2031 - 8/1/2032	8,500,000	8,876,741
	Series B, 5.00% due 11/1/2032	2,500,000	2,970,395
	Series C-1, 5.00% due 5/1/2032	1,000,000	1,151,162
	Series DS, 5.00% due 11/1/2025	1,000,000	1,045,973
	Series F5, 5.00% due 2/1/2029	3,500,000	3,904,439
	New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), Series A, 5.00% due 12/1/2026	2,500,000	2,656,553
	New York State Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 3/15/2030	6,500,000	7,403,786
	Series A1, 5.00% due 3/15/2030	5,000,000	5,695,220
	New York State Dormitory Authority (Insured: BAM), Series A, 5.00% due 10/1/2032	3,500,000	4,004,630
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGC) (State Aid Withholding), Series B, 5.25% due 10/1/2023	140,000	140,203
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGM) (State Aid Withholding), Series A, 5.00% due 10/1/2023 - 10/1/2024	4,500,000	4,557,098
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A1, 5.00% due 3/15/2031	4,545,000	5,271,795
	Series E, 5.00% due 3/15/2033	2,000,000	2,353,336
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2033	500,000	533,575
	Series E, 5.00% due 3/15/2029	4,135,000	4,581,981
	New York State Thruway Authority (Governor Thomas E. Dewey Thruway), Series K, 5.00% due 1/1/2024 - 1/1/2025	3,000,000	3,066,067
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series C-2, 5.00% due 3/15/2032	4,715,000	5,139,345
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2032	500,000	510,171
	State of New York Mortgage Agency,
	Series 223,
	1.85% due 4/1/2026	400,000	384,680
	1.90% due 10/1/2026	815,000	779,518
	1.95% due 4/1/2027	1,000,000	951,293

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	2.00% due 10/1/2027	$ 775,000	$ 733,161
	2.25% due 4/1/2030	1,320,000	1,212,919
	2.30% due 10/1/2030	1,110,000	1,014,694
	Triborough Bridge & Tunnel Authority, Series A, 5.00% due 11/15/2033	750,000	781,142
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) (Green Bond),
[a]	Series A2, 2.00% due 5/15/2045 (put 5/15/2024)	2,535,000	2,494,465
	Series D, 5.00% due 11/15/2029 - 11/15/2031	3,000,000	3,413,810
	Series E, 5.00% due 11/15/2032	2,000,000	2,351,222
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2024 - 7/1/2028	1,100,000	1,133,448
	North Carolina — 1.2%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group), Series D, 5.00% due 1/15/2049 (put 12/1/2031)	7,000,000	8,017,219
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2024	2,855,000	2,858,112
	City of Charlotte (Equipment Acquisition & Public Facilities) ETM COP, Series C, 5.00% due 12/1/2023 - 12/1/2025	4,435,000	4,529,062
[a]	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Series B, 2.00% due 11/1/2033 (put 10/1/2024)	1,100,000	1,068,978
	County of Buncombe (Primary, Middle School & Community College Facilities), Series A, 5.00% due 6/1/2024	600,000	610,213
	County of Dare (Educational Facility Capital Projects), Series A, 5.00% due 6/1/2024	700,000	700,916
	County of Randolph,
	Series B, 5.00% due 10/1/2023	550,000	552,376
	Series C, 5.00% due 10/1/2023	400,000	401,728
	North Carolina Turnpike Authority, 5.00% due 1/1/2024 - 1/1/2029	12,765,000	13,384,124
	North Carolina Turnpike Authority ETM, Series B, 5.00% due 2/1/2024	2,000,000	2,019,110
	State of North Carolina, 5.00% due 3/1/2033	5,000,000	5,552,645
	Ohio — 3.1%
	Akron, Bath and Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2028 - 11/15/2032	2,605,000	2,771,868
	Cincinnati City School District (Educational Facilities; Insured: Natl-Re) GO, 5.25% due 12/1/2023	2,690,000	2,711,426
	City of Cleveland (Parks & Recreation Facilities), Series A3, 5.00% due 10/1/2023	630,000	632,606
	City of Cleveland (Public Facilities Improvements), Series B1, 5.00% due 10/1/2025 - 10/1/2028	2,855,000	3,067,760
	City of Cleveland (Public Facilities), Series A-1, 5.00% due 10/1/2023	1,155,000	1,159,777
	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.),
[a]	Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	1,000,000	1,072,850
[a]	Series B-2, 5.00% due 10/1/2051 (put 6/4/2030)	10,590,000	11,863,797
	County of Cuyahoga (Convention Hotel Project) COP, 5.00% due 12/1/2023 - 12/1/2024	17,160,000	17,352,608
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2030 - 1/1/2032	820,000	905,739
	County of Franklin GO, 5.00% due 12/1/2030	2,500,000	2,632,907
	Franklin County Convention Facilities Authority (Greater Columbus Convention Center) ETM, 5.00% due 12/1/2024	1,000,000	1,018,329
	Northeast Ohio Medical University (Insured: BAM), 5.00% due 12/1/2029 - 12/1/2032	1,175,000	1,311,561
[a]	Ohio Air Quality Development Authority (Duke Energy Corp.), Series B, 4.00% due 9/1/2030 (put 6/1/2027)	4,000,000	3,963,004
	Ohio Turnpike & Infrastructure Commission, Series A, 5.00% due 2/15/2027 - 2/15/2028	14,555,000	15,781,246
	Ohio Water Development Authority, Series A, 5.00% due 12/1/2030	1,000,000	1,067,350
	State of Ohio (Cleveland Clinic Health System Obligated Group), Series A, 5.00% due 1/1/2026 - 1/1/2032	1,800,000	1,911,503
	State of Ohio Department of Administrative Services, Series A-2, 4.00% due 4/1/2032	1,000,000	1,008,473
	State of Ohio GO, Series V, 5.00% due 5/1/2024 - 5/1/2028	21,710,000	23,060,281
	Union/Clermont County Township GO, 3.00% due 8/30/2023	4,000,000	3,993,808
	Youngstown City School District (Educational Facilities) (State Aid Withholding) GO, 4.00% due 12/1/2023	1,700,000	1,700,847
	Oklahoma — 2.3%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, 5.00% due 9/1/2027	1,000,000	1,047,829
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD, 4.00% due 6/1/2030 - 6/1/2031	9,240,000	9,670,140
	Cleveland County Educational Facilities Authority (Norman Public Schools) ISD,
	5.00% due 6/1/2024	4,250,000	4,312,806
	Series A, 5.00% due 6/1/2028 - 6/1/2033	15,850,000	17,609,651
	Clinton Public Works Authority, 5.00% due 10/1/2029 - 10/1/2032	4,295,000	4,737,438
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2032	14,000,000	15,709,568
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2024 - 9/1/2027	2,250,000	2,298,766
	Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2023 - 8/15/2025	3,725,000	3,775,638
	Oklahoma County Finance Authority (Midwest City Public Service) ISD, 5.00% due 10/1/2023 - 10/1/2026	2,490,000	2,538,893
	Rogers County Educational Facilities Authority (School District No. 2 Catoosa), 5.00% due 9/1/2029 - 9/1/2032	12,000,000	13,401,409
	Oregon — 0.6%
	Hillsboro School District No. 1J (School Capital Improvements) (State Aid Withholding) GO, 5.00% due 6/15/2025 - 6/15/2027	2,400,000	2,548,584
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B-2, 5.00% due 7/1/2046 (put 2/1/2032)	11,780,000	13,644,727
	Tri-County Metropolitan Transportation District of Oregon, Series A, 5.00% due 10/1/2028	2,845,000	3,102,862
	Pennsylvania — 8.5%
	Allegheny County Higher Education Building Authority (Duquesne University of the Holy Spirit), Series A, 5.00% due 3/1/2024 - 3/1/2025	1,645,000	1,679,688
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2025 - 7/15/2031	3,670,000	3,938,756
	Allegheny County Sanitary Authority (2015 Capital Project), 5.00% due 12/1/2023 - 12/1/2024	19,150,000	19,375,717

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Allegheny County Sanitary Authority (2015 Capital Project; Insured: BAM), 5.00% due 12/1/2025	$ 1,000,000	$ 1,040,369
	Allegheny County Sanitary Authority (Insured: BAM), 5.00% due 12/1/2029	2,830,000	2,950,179
	Bethlehem Area School District Authority (State Aid Withholding),
[a]	Series A, 3.74% (SOFR + 0.35%) due 1/1/2030 (put 11/1/2025)	2,990,000	2,798,766
[a]	Series C, 3.74% (SOFR + 0.35%) due 1/1/2032 (put 11/1/2025)	2,990,000	2,892,840
	City of Philadelphia (Insured: AGM) GO, 5.00% due 8/1/2025 - 8/1/2027	28,685,000	29,975,277
	City of Philadelphia (Pennsylvania Gas Works),
	Series 13, 5.00% due 8/1/2023 - 8/1/2025	9,700,000	9,806,960
	Series 14, 5.00% due 10/1/2023 - 10/1/2031	2,200,000	2,263,275
	City of Philadelphia (Pennsylvania Gas Works; Insured: AGM), Series A, 5.00% due 8/1/2030 - 8/1/2032	1,750,000	1,967,183
	City of Philadelphia Airport Revenue, Series A, 5.00% due 7/1/2030	750,000	837,899
	City of Philadelphia GO, Series A, 5.00% due 8/1/2025	10,710,000	11,094,136
	City of Philadelphia IDA, 5.00% due 5/1/2024 - 5/1/2028	2,975,000	3,140,719
	City of Philadelphia Water & Wastewater Revenue, Series B, 5.00% due 7/1/2032	2,500,000	2,597,295
	Commonwealth of Pennsylvania (Capital Facilities) GO, Series D, 5.00% due 8/15/2023 - 8/15/2025	39,450,000	40,192,320
	Commonwealth of Pennsylvania GO, 5.00% due 7/15/2030	12,930,000	14,533,592
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2023 - 11/15/2024	6,600,000	6,696,958
	Geisinger Authority (Geisinger Health System Obligated group),
[a]	Series B, 5.00% due 4/1/2043 (put 2/15/2027)	14,205,000	14,862,805
[a]	Series C, 5.00% due 4/1/2043 (put 4/1/2030)	3,475,000	3,720,293
	Hempfield Area School District (Insured: AGM) (State Aid Withholding) GO, Series B, 5.00% due 3/15/2027	1,410,000	1,504,002
	Lancaster County Solid Waste Management Authority (Harrisburg Resource Recovery Facility), Series A, 5.25% due 12/15/2024 (pre-refunded 12/15/2023)	4,770,000	4,812,181
	Lancaster County Solid Waste Management Authority (Harrisburg Resource Recovery Facility) ETM, Series A, 5.00% due 12/15/2023	2,680,000	2,698,990
	Luzerne County (Insured: AGM) IDA GO, 5.00% due 12/15/2023 - 12/15/2027	4,045,000	4,154,698
	Monroeville Finance Authority (UPMC Obligated Group), Series B, 5.00% due 2/15/2030 - 2/15/2031	2,500,000	2,793,836
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	5,000,000	5,061,720
	Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2033	700,000	754,080
	Northeastern Pennsylvania Hospital and Education Authority (King’s College), 5.00% due 5/1/2027 - 5/1/2029	3,825,000	3,883,931
	Pennsylvania (UPMC Obligated Group) EDFA,
	5.00% due 3/15/2026	220,000	229,315
	Series A, 5.00% due 11/15/2026	2,310,000	2,436,530
	Series A-1, 5.00% due 4/15/2024 - 4/15/2030	1,100,000	1,173,764
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	18,500,000	16,503,332
	Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System), Series A, 5.00% due 8/15/2027	1,000,000	1,073,005
	Pennsylvania Turnpike Commission,
	Series A-1, 5.00% due 12/1/2026 - 12/1/2027	3,000,000	3,217,381
	Series B, 5.00% due 12/1/2032	500,000	573,429
	Philadelphia Gas Works Co. (Insured: AGM), Series A, 5.00% due 8/1/2025	460,000	475,989
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2024 - 4/1/2027	4,915,000	5,085,733
	Pittsburgh Water and Sewer Authority,
	Series A, 5.00% due 9/1/2024	7,365,000	7,395,196
	Series B, 5.00% due 9/1/2024 (pre-refunded 9/1/2023)	2,395,000	2,401,342
	Pittsburgh Water and Sewer Authority (Insured: AGM), Series B, 5.00% due 9/1/2033	1,000,000	1,179,058
	Pittsburgh Water and Sewer Authority ETM, Series B, 5.00% due 9/1/2023	2,520,000	2,526,078
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	Series A, 5.00% due 9/15/2023 - 9/15/2024	3,380,000	3,388,836
	Series B, 5.00% due 9/15/2023	470,000	471,224
	School District of Philadelphia (State Aid Withholding) GO,
	Series A, 5.00% due 9/1/2023 - 9/1/2028	2,400,000	2,489,992
	Series F, 5.00% due 9/1/2024	620,000	629,598
	School District of Philadelphia (State Aid Withholding; Insured: BAM) GO, Series F, 5.00% due 9/1/2025	500,000	518,965
	Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2028	1,250,000	1,340,443
	Sports & Exhibition Authority of Pittsburgh and Allegheny County (Allegheny County Hotel Room Excise Tax Revenue; Insured: AGM),
	Series A,
	4.00% due 2/1/2024	1,800,000	1,803,316
	5.00% due 2/1/2033	4,000,000	4,513,680
	State Public School Building Authority (Insured: BAM), Series A, 4.00% due 10/1/2033	2,325,000	2,362,028
	State Public School Building Authority (School District of Philadelphia; Insured: AGM) (State Aid Withholding), Series A, 5.00% due 6/1/2030	3,550,000	3,782,305
	University of Pittsburgh-of the Commonwealth System of Higher Education, Series A, 4.00% due 4/15/2026	6,000,000	6,155,814
	Rhode Island — 0.3%
	Rhode Island Clean Water Finance Agency (Public Drinking Water Supply or Treatment Facilities), Series B, 5.00% due 10/1/2023	2,380,000	2,389,318
	Rhode Island Health and Educational Building Corp. (University of Rhode Island Auxiliary Enterprise), Series C, 5.00% due 9/15/2023	1,400,000	1,404,187
	Rhode Island Housing and Mortgage Finance Corp, Series 76-A, 5.00% due 10/1/2029	180,000	194,532
	State of Rhode Island and Providence Plantations (Information Technology) COP, Series C, 5.00% due 11/1/2024	3,010,000	3,071,130

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	State of Rhode Island and Providence Plantations (Kent County Courthouse) COP, Series A, 5.00% due 10/1/2023	$ 1,500,000	$ 1,505,187
	State of Rhode Island and Providence Plantations (Training School) COP, Series B, 5.00% due 10/1/2023	1,705,000	1,710,896
	South Carolina — 0.4%
	Beaufort-Jasper Water & Sewer Authority (Waterworks & Sewer System), Series B, 5.00% due 3/1/2024 - 3/1/2025	2,000,000	2,043,171
	Berkeley County School District (School Facility Equipment Acquisition), 5.00% due 12/1/2024	2,000,000	2,054,738
	City of Charleston Public Facilities Corp. (City of Charleston Project), Series A, 5.00% due 9/1/2023 - 9/1/2025	1,275,000	1,310,621
	County of Charleston (South Aviation Avenue Construction), 5.00% due 12/1/2023	2,460,000	2,476,258
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2023 - 12/1/2029	5,010,000	5,128,554
	South Dakota — 0.1%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), 5.00% due 9/1/2028	1,500,000	1,579,692
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2024 - 11/1/2025	1,405,000	1,438,432
	Tennessee — 1.1%
	Health Educational and Housing Facility Board of the City of Memphis (Memphis Towers TC LP), 3.40% due 12/1/2023	1,750,000	1,749,260
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP), 3.95% due 12/1/2027 (put 12/1/2025)	1,500,000	1,511,475
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Obligated Group), Series A, 5.00% due 5/1/2029	1,990,000	2,111,581
[a]	Tennessee Energy Acquisition Corp. (The Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	28,000,000	29,030,120
	Tennessee Housing Development Agency,
	Series 2A,
[b]	3.80% due 1/1/2032	400,000	399,118
[b]	3.875% due 1/1/2033	500,000	498,929
[b]	3.90% due 7/1/2033	500,000	498,883
[b]	3.95% due 1/1/2034	1,000,000	997,745
	Texas — 12.7%
	Amarillo Junior College District GO, 5.00% due 2/15/2030	2,325,000	2,638,554
	Arlington Higher Education Finance Corp (Riverwalk Education Foundation, Inc.) (Insured: PSF-GTD), 5.00% due 8/15/2029	555,000	607,216
	Arlington Higher Education Finance Corp. (Riverwalk Education Foundation, Inc.) (Insured: PSF-GTD), 5.00% due 8/15/2026 - 8/15/2032	940,000	1,023,985
	Bexar County Hospital District (University Health System) GO, 5.00% due 2/15/2026	1,000,000	1,046,962
	Boerne School District (Insured: PSF-GTD) ISD GO,
[a]	2.80% due 12/1/2051 (put 12/1/2023)	4,000,000	3,994,272
[a]	3.125% due 2/1/2053 (put 2/1/2027)	4,800,000	4,844,256
	City of Austin Water & Wastewater System Revenue, Series A, 5.00% due 11/15/2032	1,000,000	1,050,120
	City of Beaumont (Waterworks & Sewer System Improvements; Insured: AGM), Series A, 5.00% due 9/1/2023 - 9/1/2024	7,500,000	7,518,347
	City of Brownsville (Water, Wastewater & Electric Utilities Systems), Series A, 5.00% due 9/1/2023	2,380,000	2,385,824
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025	3,000,000	3,086,364
	City of Dallas (Trinity River Corridor Infrastructure) GO,
	5.00% due 2/15/2024 - 2/15/2026	20,640,000	20,858,859
	Series A, 5.00% due 2/15/2024	10,235,000	10,247,702
	City of Georgetown Utility System Revenue (Insured: BAM), 5.00% due 8/15/2028 - 8/15/2029	1,300,000	1,423,810
	City of Houston (Airport System),
	Series B, 5.00% due 7/1/2025 - 7/1/2028	9,105,000	9,662,588
	Series D, 5.00% due 7/1/2027	3,355,000	3,609,752
	City of Houston (Combined Utility System),
	Series C, 5.00% due 5/15/2024	7,250,000	7,354,857
	Series D, 5.00% due 11/15/2023 - 11/15/2024	10,000,000	10,148,705
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2026 - 3/1/2028	19,130,000	20,205,381
	City of Houston GO, Series A, 5.00% due 3/1/2031	2,635,000	2,929,685
	City of Irving GO, Series A, 5.00% due 9/15/2029	1,000,000	1,085,612
	City of Laredo (Sports Venues; Insured: AGM) ETM, 5.00% due 3/15/2024	300,000	303,264
	City of Lubbock (Waterworks System) GO, 5.00% due 2/15/2024 - 2/15/2025	14,625,000	14,896,949
	City of Lubbock Electric Light & Power System Revenue, 5.00% due 4/15/2025	725,000	746,712
	City of Lubbock GO, Series A, 5.00% due 2/15/2026 - 2/15/2027	1,500,000	1,599,166
	City of Mansfield GO, Series A, 5.00% due 2/15/2031 - 2/15/2033	1,500,000	1,746,225
	City of McAllen (International Toll Bridge System; Insured: AGM), Series A, 5.00% due 3/1/2024 - 3/1/2027	3,015,000	3,102,464
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2027 - 9/15/2032	4,155,000	4,652,526
	City of San Antonio Electric & Gas Systems Revenue,
	4.00% due 2/1/2032	1,600,000	1,635,384
	5.25% due 2/1/2025	1,000,000	1,030,778
[a]	Series A, 1.75% due 2/1/2033 (put 12/1/2024)	6,995,000	6,856,765
	City of San Antonio Electric & Gas Systems Revenue (CPS Energy), 5.25% due 2/1/2024	7,000,000	7,076,041
	Clifton Higher Education Finance Corp. (Idea Public Schools), 5.00% due 8/15/2023	295,000	295,369
	Clifton Higher Education Finance Corp. (Idea Public Schools; Insured: PSF-GTD),
	4.00% due 8/15/2028	2,000,000	2,044,500
	Series T, 5.00% due 8/15/2026	400,000	417,407

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Cotulla ISD (Insured: PSF-GTD) GO, 5.00% due 2/15/2029 - 2/15/2033	$ 5,025,000	$ 5,731,282
	County of Bexar GO, 4.00% due 6/15/2033	2,750,000	2,830,248
	County of Harris (Harris Toll Road Revenue), Series A, 5.00% due 8/15/2031	2,500,000	2,660,427
	County of Harris (Tax Road) GO, Series A, 5.00% due 10/1/2028	3,205,000	3,490,726
	County of Hays GO, 5.00% due 2/15/2024 - 2/15/2025	1,800,000	1,829,017
	County of La Salle (Insured: AGM) GO, 5.00% due 3/1/2024 - 3/1/2028	17,100,000	17,962,910
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2024 - 2/15/2026	1,950,000	2,001,743
	Dallas Fort Worth International Airport, 5.00% due 11/1/2023	1,000,000	1,005,296
[a]	Denton (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	340,000	335,672
[a]	El Paso Housing Finance Corp. (Columbia Housing Partners LP), 4.50% due 3/1/2026 (put 3/1/2025)	2,000,000	2,041,056
[a]	Fort Bend (Insured: PSF-GTD) ISD GO, Series B, 3.00% due 8/1/2052 (put 8/1/2023)	7,000,000	6,995,184
	Gulf Coast Waste Disposal Authority (Bayport Area Wastewater Treatment System; Insured: AGM), 5.00% due 10/1/2023 - 10/1/2025	1,850,000	1,898,538
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group),
	Series A,
	4.00% due 12/1/2031	825,000	834,663
	5.00% due 12/1/2023 - 12/1/2025	6,245,000	6,372,512
[a]	Series B, 5.00% due 6/1/2050 (put 12/1/2028)	2,250,000	2,450,473
[a]	Series C-3, 5.00% due 6/1/2032 (put 12/1/2026)	1,300,000	1,358,626
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2023 - 11/15/2027	4,200,000	4,406,492
[a]	Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group), Series B, 5.00% due 10/1/2051 (put 10/1/2031)	2,125,000	2,462,182
	Harris County-Houston Sports Authority (Insured: AGM), Series A, 5.00% due 11/15/2023 - 11/15/2024	17,905,000	18,148,366
	Houston (Insured: PSF-GTD) ISD GO,
[a]	Series B, 3.00% due 6/1/2036 (put 6/1/2024)	1,500,000	1,497,180
[a]	Series C, 4.00% due 6/1/2039 (put 6/1/2025)	3,000,000	3,051,108
[a]	Houston Housing Finance Corp. (Sunset Gardens Preservation LP), 4.00% due 10/1/2025 (put 10/1/2024)	6,000,000	6,054,288
	Laredo Community College District (School Facilities Improvements) GO, 5.00% due 8/1/2023 - 8/1/2024	1,325,000	1,338,407
	Lower Colorado River Authority,
	5.00% due 5/15/2024	725,000	735,104
	Series D, 5.00% due 5/15/2026 - 5/15/2027	2,200,000	2,274,198
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	Series A,
	5.00% due 5/15/2031 - 5/15/2032	900,000	1,033,457
	5.25% due 5/15/2033	350,000	410,782
	Lubbock Electric Light & Power System Revenue, 5.00% due 4/15/2032	1,000,000	1,119,716
	Metropolitan Transit Authority of Harris County,
	5.00% due 11/1/2023 - 11/1/2028	16,400,000	17,311,073
	Series D, 5.00% due 11/1/2023 - 11/1/2027	5,605,000	5,810,873
	North East (Insured: PSF-GTD) ISD GO,
[a]	2.20% due 8/1/2049 (put 8/1/2024)	3,000,000	2,970,489
[a,b]	3.60% due 8/1/2052 (put 8/1/2024)	5,000,000	5,000,730
[a]	Series C, 2.05% due 8/1/2046 (put 8/1/2023)	4,075,000	4,069,478
[a]	Northside (Insured: PSF-GTD) GO ISD, Series B, 3.00% due 8/1/2053 (put 8/1/2026)	7,400,000	7,409,531
	Prosper (Insured: PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,000,000	1,167,853
	Round Rock (Educational Facilities Improvements; Insured: PSF-GTD) ISD GO, 5.00% due 8/1/2028 - 8/1/2029 (pre-refunded 8/1/2025)	5,820,000	6,040,992
	San Antonio (Insured: PSF-GTD) ISD GO, 5.00% due 8/15/2033	2,080,000	2,442,484
[a]	San Antonio Housing Trust Finance Corp. (Arbors at West Avenue LP), 1.45% due 3/1/2026 (put 3/1/2025)	3,500,000	3,401,755
[a]	San Antonio Housing Trust Public Facility Corp. (PV Country Club Village LP), 4.00% due 8/1/2026 (put 8/1/2025)	3,000,000	3,057,399
	State of Texas GO, 5.00% due 10/1/2027	1,875,000	1,900,596
	Stephen F Austin State University, 5.00% due 10/15/2024	1,445,000	1,477,631
	Tarrant County College District GO, 5.00% due 8/15/2032	2,500,000	2,956,277
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	2,520,000	2,822,370
	Series B, 5.00% due 7/1/2032	2,150,000	2,325,036
	Tarrant County Hospital District GO, 5.00% due 8/15/2025 - 8/15/2027	2,880,000	3,065,514
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2023 - 12/15/2032	51,400,000	53,590,760
	Texas State Technical College (Insured: AGM),
	Series A,
	5.00% due 8/1/2031 - 8/1/2032	4,250,000	4,885,651
	5.25% due 8/1/2033	2,300,000	2,704,147
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2023 - 8/15/2024	1,730,000	1,745,080
	Texas Woman’s University, Series A, 5.00% due 7/1/2031 - 7/1/2033	4,275,000	4,926,910
	Walnut Creek Special Utility District (Water System Improvements; Insured: BAM), 5.00% due 1/10/2024	750,000	756,264
	Utah — 0.2%
[a]	County of Utah (Intermountain Healthcare Obligated Group), Series B, 5.00% due 5/15/2060 (put 8/1/2026)	1,740,000	1,843,088
	Utah Telecommunication Open Infrastructure Agency,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	5.00% due 6/1/2031	$ 600,000	$ 683,635
	5.25% due 6/1/2033	500,000	587,306
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2024 - 6/15/2025	2,060,000	2,116,245
	Virginia — 1.1%
[a]	Halifax County IDA, Series A, 1.65% due 12/1/2041 (put 5/31/2024)	3,000,000	2,944,359
[a]	Roanoke (Carilion Clinic Obligated Group) EDA, Series D, 5.00% due 7/1/2053 (put 7/1/2030)	12,960,000	14,452,655
	Virginia Commonwealth Transportation Board,
	4.00% due 5/15/2032	1,000,000	1,030,644
	5.00% due 9/15/2028	3,945,000	4,278,648
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2024 - 1/1/2033	6,050,000	6,403,261
[a]	Wise County (Virginia Electric and Power Co.) IDA, Series A, 1.20% due 11/1/2040 (put 5/31/2024)	6,655,000	6,452,096
	Washington — 1.7%
	Clark County Public Utility District No. 1, 5.00% due 1/1/2028	500,000	539,416
	Energy Northwest (Nine Canyon Wind Project Phase I-III), 5.00% due 7/1/2023 - 7/1/2025	1,850,000	1,879,209
	Marysville School District No. 25 (Snohomish County Educational Facilities) (State Aid Withholding) GO, 5.00% due 12/1/2023	1,700,000	1,702,205
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) ETM, Series A, 5.00% due 12/1/2023	750,000	755,010
	State of Washington (Capital Projects) GO, Series R-G, 5.00% due 7/1/2025	10,475,000	10,767,514
	State of Washington (State and Local Agency Real and Personal Property Projects) COP, Series A, 5.00% due 7/1/2024 - 7/1/2027	17,775,000	18,681,598
	State of Washington (Various Purposes) GO, Series C, 5.00% due 2/1/2029	8,515,000	9,522,376
	State of Washington GO,
	Series 2021A, 5.00% due 6/1/2024 - 6/1/2030	1,650,000	1,816,185
	Series C, 5.00% due 2/1/2032	1,200,000	1,241,216
	Series R, 5.00% due 7/1/2032	4,000,000	4,130,512
	Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group), Series B, 5.00% due 10/1/2031	2,500,000	2,641,922
	Wisconsin — 2.3%
	City of Milwaukee (Insured: AGM) GO, Series N3, 5.00% due 4/1/2031 - 4/1/2032	6,550,000	7,246,346
	County of Waushara GO, Series A, 4.50% due 6/1/2027	4,000,000	4,088,128
[a]	Public Finance Authority (Duke Energy Progress LLC), Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	11,920,000	12,000,984
	Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group), Series A, 5.00% due 10/1/2033	8,000,000	9,358,664
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2024 - 1/1/2032	6,645,000	6,601,801
[a]	Public Finance Authority (Providence St. Joseph Health Obligated Group), Series C, 4.00% due 10/1/2041 (put 10/1/2030)	4,000,000	4,061,800
	Racine USD, Series B, 4.125% due 4/1/2025	1,500,000	1,503,528
[b]	Village of Kimberly, 4.00% due 6/1/2024	6,000,000	6,011,556
	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group),
[a]	Series B1, 5.00% due 8/15/2054 (put 7/1/2027)	1,000,000	1,046,679
[a]	Series B-4, 5.00% due 8/15/2054 (put 1/29/2025)	12,680,000	12,980,998
	Wisconsin Health & Educational Facilities Authority (Marquette University), 5.00% due 10/1/2023	235,000	235,817
	Wisconsin Housing (Collateralized: FNMA) EDA, Series C, 1.95% due 3/1/2029	1,695,000	1,551,391
	Wisconsin Housing EDA,
	Series B,
[a]	0.40% due 5/1/2045 (put 11/1/2023)	950,000	940,181
[a]	0.50% due 11/1/2050 (put 11/1/2024)	1,500,000	1,422,736
[a]	3.75% due 5/1/2054 (put 11/1/2026)	3,000,000	3,001,638
	WPPI Energy, Series A, 5.00% due 7/1/2024 - 7/1/2028	1,325,000	1,382,460
	Total Long-Term Municipal Bonds — 96.2% (Cost $3,079,270,531)		3,083,170,641
	Short-Term Municipal Bonds — 3.9%
	Florida — 0.5%
[a]	County of Manatee (Florida Power & Light Co.), 3.95% due 9/1/2024 (put 7/3/2023)	15,800,000	15,800,000
	Illinois — 0.0%
[a]	Phoenix Realty Special Account-U LP (LOC Northern Trust Co.), 4.35% due 4/1/2025 (put 7/10/2023)	1,575,000	1,575,000
	Indiana — 0.3%
[a]	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group; LOC Barclays Bank plc), Series I, 3.75% due 11/1/2037 (put 7/3/2023)	8,200,000	8,200,000
	New York — 0.9%
[a]	City of New York (SPA Barclays Bank plc) GO, Series B4, 3.75% due 10/1/2046 (put 7/3/2023)	13,000,000	13,000,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series B4, 3.60% due 8/1/2042 (put 7/3/2023)	16,200,000	16,200,000
	North Carolina — 0.1%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 3.75% due 1/15/2038 (put 7/3/2023)	2,300,000	2,300,000
	Texas — 1.6%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.30% due 4/1/2040 (put 7/3/2023)	49,850,000	49,850,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Utah — 0.2%
[a]	City of Murray (Intermountain Healthcare Obligated Group; SPA JP Morgan Chase Bank NA), Series A, 3.65% due 5/15/2037 (put 7/3/2023)	$ 7,800,000	$ 7,800,000
	Wisconsin — 0.3%
[a,c]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank A.G.), Series 2023-XF1532, 4.46% due 4/1/2049 (put 7/10/2023)	10,000,000	10,000,000
	Total Short-Term Municipal Bonds — 3.9% (Cost $124,725,000)		124,725,000
	Total Investments — 100.1% (Cost $3,203,995,531)		$3,207,895,641
	Liabilities Net of Other Assets — (0.1)%		(1,721,365)
	Net Assets — 100.0%		$3,206,174,276

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.
b	When-issued security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $16,315,998, representing 0.51% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
CDC	Community Development Commission
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
JEA	Jacksonville Electric Authority
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.